Acquisitions - Assets and Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of acquired receivables [line items]
Intangible assets	$ 12,324	$ 11,052	$ 10,310
Goodwill	6,877	6,275	$ 5,919
Total assets	1,025,433	978,818
Total other liabilities	82,749	77,302
Liabilities	972,945	925,858
Non-controlling interests	1,531	1,421
Shareholders and other equity holders’ retained earnings	5,024	4,764
Equity	52,488	$ 52,960
Comvest Credit Partners Acquisition
Disclosure of acquired receivables [line items]
Consideration	(1,328)
Intangible assets	735
Goodwill	739
Net assets	58
Total assets	1,532
Total other liabilities	431
Liabilities	431
Non-controlling interests	0
Shareholders and other equity holders’ retained earnings	(227)
Equity	(227)
Business acquisition
Disclosure of acquired receivables [line items]
Consideration	(1,328)
Intangible assets	735
Goodwill	739
Net assets	58
Total assets	1,532
Total other liabilities	0
Liabilities	0
Non-controlling interests	204
Shareholders and other equity holders’ retained earnings	0
Equity	204
Put options adjustments
Disclosure of acquired receivables [line items]
Consideration	0
Intangible assets	0
Goodwill	0
Net assets	0
Total assets	0
Total other liabilities	431
Liabilities	431
Non-controlling interests	(204)
Shareholders and other equity holders’ retained earnings	(227)
Equity	$ (431)